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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mike Sukhadwala
Title:            Portfolio Manager
Phone:            (212) 651-4248

Signature, Place, and Date of Signing:

/s/ Mike Sukhadwala                New York, NY           February 6, 2009
------------------------        --------------------    ---------------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                         ------------------

Form 13F Information Table Entry Total:                                   6
                                                         ------------------

Form 13F Information Table Value Total:                             $29,684
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -----------                -----------------------------

         None.


                                                 MatlinPatterson Capital Management L.P.
                                                        Form 13F Information Table
                                                     Quarter ended December 31, 2008

                                                                                      Investment Discretion        Voting Authority

                                                   Fair Market   Shares or
                          Title of        Cusip       Value      Principal  SH/ Put/      Shared  Shared  Other
Issuer                    of Class        Number  (in thousands)  Amount    PRN Call Sole Defined Other   Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORPORATION       PAIRED CTF    143658300       $486       20,000  SH  PUT    X                            X
-----------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL & CO INC       NOTE 4.375%   144577AA1     $3,600    8,000,000  PRN        X                            X
-----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC        NOTE 2.250%   16411RAE9     $3,544   27,000,000  PRN        X                            X
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPLORATION LTD     COM           367299104     $1,051    3,145,742  SH         X                            X
-----------------------------------------------------------------------------------------------------------------------------------
TOREADOR RES CORP          COM           891050106    $12,308    2,241,880  SH         X                            X
-----------------------------------------------------------------------------------------------------------------------------------
WESTPORT INNOVATIONS INC   COM NEW       960908309     $8,695    1,704,987  SH         X                            X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $29,684
(in thousands)

